OTHER OPERATING INCOME - Narrative (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Proceeds from insurance settlement	$ 4.4	$ 5.0	$ 3.3